Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 04, 2012
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000819118
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 04, 2012
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Inv Adv | Spartan Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst819118_SupplementTextBlock
Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Extended Market Index Fund on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.04%	0.01%
Total annual operating expenses	0.10%	0.07%
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan International Index Fund on page 6.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.11%
Total annual operating expenses	0.20%	0.17%
Fee waiver and/or expense reimbursementA		0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.12%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.12%. This arrangement will remain in effect through April 30, 2013.
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan International Index Fund on page 6.

	Investor Class	Fidelity Advantage Class
1 year	$20	$12
3 years	$64	$48
5 years	$113	$89
10 years	$255	$211
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
The following supplements similar information under the heading "Principal Investment Risks" in each fund's "Fund Summary" section beginning on pages 3, 6, and 9.
•	Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.
The following supplements similar information under the heading "Principal Investment Risks" in Spartan Extended Market Index Fund's "Fund Summary" section beginning on page 3.
•	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
The following information supplements the biographical information for each fund found under the heading "Portfolio Manager(s)" in each fund's "Fund Summary" section on pages 4, 7, and 10.
James Francis (senior portfolio manager) has managed the fund since October 2011.
The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Summary" section for Spartan International Index Fund on page 6.
•	Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.

Inv Adv | Spartan International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst819118_SupplementTextBlock
Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Extended Market Index Fund on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.04%	0.01%
Total annual operating expenses	0.10%	0.07%
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan International Index Fund on page 6.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.11%
Total annual operating expenses	0.20%	0.17%
Fee waiver and/or expense reimbursementA		0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.12%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.12%. This arrangement will remain in effect through April 30, 2013.
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan International Index Fund on page 6.

	Investor Class	Fidelity Advantage Class
1 year	$20	$12
3 years	$64	$48
5 years	$113	$89
10 years	$255	$211
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
The following supplements similar information under the heading "Principal Investment Risks" in each fund's "Fund Summary" section beginning on pages 3, 6, and 9.
•	Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.
The following supplements similar information under the heading "Principal Investment Risks" in Spartan Extended Market Index Fund's "Fund Summary" section beginning on page 3.
•	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
The following information supplements the biographical information for each fund found under the heading "Portfolio Manager(s)" in each fund's "Fund Summary" section on pages 4, 7, and 10.
James Francis (senior portfolio manager) has managed the fund since October 2011.
The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Summary" section for Spartan International Index Fund on page 6.
•	Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.

Inv Adv | Spartan Total Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst819118_SupplementTextBlock
Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Extended Market Index Fund on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.04%	0.01%
Total annual operating expenses	0.10%	0.07%
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan International Index Fund on page 6.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.11%
Total annual operating expenses	0.20%	0.17%
Fee waiver and/or expense reimbursementA		0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.12%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.12%. This arrangement will remain in effect through April 30, 2013.
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan International Index Fund on page 6.

	Investor Class	Fidelity Advantage Class
1 year	$20	$12
3 years	$64	$48
5 years	$113	$89
10 years	$255	$211
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
The following supplements similar information under the heading "Principal Investment Risks" in each fund's "Fund Summary" section beginning on pages 3, 6, and 9.
•	Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.
The following supplements similar information under the heading "Principal Investment Risks" in Spartan Extended Market Index Fund's "Fund Summary" section beginning on page 3.
•	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
The following information supplements the biographical information for each fund found under the heading "Portfolio Manager(s)" in each fund's "Fund Summary" section on pages 4, 7, and 10.
James Francis (senior portfolio manager) has managed the fund since October 2011.
The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Summary" section for Spartan International Index Fund on page 6.
•	Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.

Inv Adv | Spartan 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst819118_SupplementTextBlock
Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.075%	0.045%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursementA	0.005%	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.095%	0.06%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.095% and 0.06%, respectively. These arrangements will remain in effect through April 30, 2013.
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 10	$ 6
3 years	$ 32	$ 21
5 years	$ 56	$ 38
10 years	$ 128	$ 89
The following supplements similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.

Inst Adv Inst | Spartan 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst819118_SupplementTextBlock
Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage
Institutional Class
April 29, 2011
Prospectus
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.00%
Total annual operating expenses	0.050%	0.025%
Fee waiver and/or expense reimbursementA	0.01%	0.005%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.04%	0.02%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.02%, respectively. These arrangements will remain in effect through April 30, 2013.
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 4	$ 2
3 years	$ 15	$ 7
5 years	$ 27	$ 14
10 years	$ 63	$ 32
The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.
Year-by-Year ReturnsA

Calendar Years	2006	2007	2008	2009	2010
	15.75%	5.46%	-37.01%	26.55%	15.01%

Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	15.75%
2007	rr_AnnualReturn2007	5.46%
2008	rr_AnnualReturn2008	(37.01%)
2009	rr_AnnualReturn2009	26.55%
2010	rr_AnnualReturn2010	15.01%
Supplement Two [Text Block]	fcst819118_SupplementTwoTextBlock

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	15.96%	June 30, 2009
Lowest Quarter Return	-21.96%	December 31, 2008
Year-to-Date Return	6.00%	June 30, 2011
A The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.
Average Annual Returns

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Life of classB
Spartan 500 Index Fund - Fidelity Advantage ClassA	15.01%	2.28%	3.26%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.28%
A The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
B From October 14, 2005.
The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.